Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II: Valuation and Qualifying Accounts
Schedule II: Valuation and Qualifying Accounts

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Acquired Obligations	Deductions	Balance at End of Period
	(in millions)
Valuation allowance for deferred tax assets:
Year Ended December 31, 2018	$76.5	$6.1	$—	$(21.6)	$61.0
Year Ended December 31, 2017	76.2	25.1	—	(24.8)	76.5
Year Ended December 31, 2016	67.6	20.7	—	(12.1)	76.2